NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2025
Net income (loss) per ordinary share
NET INCOME (LOSS) PER SHARE

15. NET INCOME (LOSS) PER SHARE

The following table sets forth the basic and diluted net income (loss) per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income (loss)	110,499	(146,480)	109,429
Accretion of Redeemable Convertible Preferred Shares	(146,341)	(113,658)	—
Numerator for basic and diluted net income (loss) per share calculation	(35,842)	(260,138)	109,429
Denominator:
Denominator for basic net income (loss) per share calculation	72,000,000	103,695,655	207,133,005
Dilutive effect of share-based awards	—	—	1,421,147
Denominator for diluted net income (loss) per share calculation	72,000,000	103,695,655	208,554,152
Net income (loss) per ordinary share
—Basic	(0.50)	(2.51)	0.53
—Diluted	(0.50)	(2.51)	0.52

The potentially dilutive securities that have not been included in the calculation of diluted net income (loss) per share as the exercise of options and vesting of the Class A restricted share units are contingent upon the occurrence of IPO or their inclusion would be anti-dilutive are as follows:

	Year Ended December 31,
	2023	2024	2025
Preferred shares	121,079,448	—	—
Share options	2,404,681	4,322,839	—
Class A restricted share units	5,299,000	2,726,000	—